CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Reconciliation of Cash, Cash Equivalents, and Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the Consolidated Balance Sheets that sum to the totals of such amounts shown in the Consolidated Statements of Cash Flows.

	December 31,
	2017	2016
	(In thousands)
Cash and cash equivalents	$390,263	$595,921
Restricted cash and cash equivalents	17,929	16,412
Total cash, cash equivalents, and restricted cash shown in the Consolidated Statements of Cash Flows	$408,192	$612,333